Financial assets and liabilities at fair value - Financial assets and liabilities at fair value in level 3 (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities at beginning of period	kr (330,209)
Financial liabilities at end of period	(314,304)	kr (330,209)
Reconciliation of changes in fair value measurement assets liabilities net [abstract]
Gains (losses) recognised in profit or loss attributable to change in unrealised gains or losses for assets and liabilities held at end of period, fair value measurement	(10)	1
Level 3
Reconciliation of changes in fair value measurement assets liabilities net [abstract]
Financial assets and liabilities at fair value in level 3, at the beginning of period	(4,903)	(10,550)
Settlements & sales	588	6,046
Gains (+) and losses (–) through profit or loss	(10)	11
Gains (+) and losses (-) through other comprehen-sive income	(22)	3
Currency exchange-rate effects	686	(413)
Financial assets and liabilities at fair value in level 3, at the end of period	(3,661)	(4,903)
Debt securities issued
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities at beginning of period	(316,375)
Financial liabilities at end of period	(300,906)	(316,375)
Debt securities issued | Level 3
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities at beginning of period	(3,452)	(8,271)
Settlements & sales	414	4,870
Gains (+) and losses (–) through profit or loss	(32)	(81)
Gains (+) and losses (-) through other comprehen-sive income	(22)	3
Currency exchange-rate effects	494	27
Financial liabilities at end of period	(2,598)	(3,452)
Derivatives
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities at beginning of period	(5,227)
Financial liabilities at end of period	(8,988)	(5,227)
Derivatives | Level 3
Reconciliation of changes in fair value measurement assets liabilities net [abstract]
Financial assets and liabilities at fair value in level 3, at the beginning of period	(1,451)	(2,279)
Settlements & sales	174	1,176
Gains (+) and losses (–) through profit or loss	22	92
Currency exchange-rate effects	192	(440)
Financial assets and liabilities at fair value in level 3, at the end of period	kr (1,063)	kr (1,451)